INTANGIBLE UNDER DEVELOPMENT (Details Narrative) - GNQ INSILICO INC [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 13, 2025
Restructuring Cost and Reserve [Line Items]
Estimated useful life					5 years
Amortization expense	$ 69,547		$ 69,553